CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Cash flows from operating activities:
Net loss	$ (123,239,785)	$ (161,898,979)	$ (25,293,145)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	(56,705)	1,067,786	1,097,543
Depreciation and amortization	1,508,862	8,626,844	8,900,192
Provision for doubtful accounts receivable	293,814	0	0
Provision for doubtful other receivables	281,624	584,956	0
Provision for doubtful amounts due from related parties	672,680
Impairment loss	115,178,704	147,018,425	0
Income tax benefits	(2,098,406)	(6,857,180)	(2,233,457)
Customer credits earned under the loyalty program to be settled in shares	0	0	1,377,503
Changes in operating assets and liabilities:
Accounts receivable	2,753,995	(1,482,984)	1,936,461
Inventories	(79,091)	(288,361)	(142,273)
Prepaid expenses and other current assets	764,097	6,167,381	15,797,204
Amounts due from related parties	(1,452,565)	(2,730,537)	567,545
Other non-current assets	159,212	0	(158,469)
Accounts and notes payable	(3,354,430)	1,572,143	(1,436,785)
Accrued expenses and other current liabilities	(2,949,494)	(906,516)	(8,612,603)
Amounts due to related parties	8,769,658	(847,621)	1,474,304
Other non-current liabilities	(1,483,360)	100,895	899,594
Net cash used in operating activities	(4,331,190)	(9,873,748)	(5,826,386)
Cash flows from investing activities:
Purchase of property and equipment	(13,064)	(741,079)	(1,860,321)
Payment for investment	0	0	(720,150)
Net cash used in investing activities	(13,064)	(741,079)	(2,580,471)
Cash flows from financing activities:
Cash received/(Payment to) from related parties	1,686,123	5,089,207	0
Proceeds from/(Repayment to) short-term bank borrowings	0	7,553,366	0
Net cash provided by financing activities	1,686,123	12,642,573	0
Effect of exchange rate changes	(1,897,366)	279,538	(140,157)
Increase/(decrease) in cash and cash equivalents	(4,555,497)	2,307,284	(8,547,014)
Cash and cash equivalents, beginning of the year	4,912,170	2,604,886	11,151,900
Cash and cash equivalents, end of the year	356,673	4,912,170	2,604,886
Supplement disclosure of cash flow information:
Interest paid	$ 354,830	$ 154,295	$ 0